Interbank Loans at amortized cost - Schedule of Interbank Loans, Net (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowances for loans losses	$ (937,994)	$ (978,754)
Loans and receivables from banks	46,122	80,554
Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(319)	(353)
Foreign Banks [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(319)	(353)	$ (10)
Loans and receivables from banks	46,122	80,554
Inter banks cash loans [member] | Foreign Banks [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		$ 80,907
Loans to foreign banks [member] | Foreign Banks [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 46,441